Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT Mutual Funds Inc
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000009596
Shareholder Report [Line Items]
Fund Name	Sit Balanced Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/15	$10,000	$10,000	$10,000
12/16	10,460	10,265	11,196
12/17	12,316	10,628	13,640
12/18	11,980	10,629	13,042
12/19	14,458	11,556	17,149
12/20	17,458	12,423	20,304
12/21	20,451	12,232	26,133
12/22	16,188	10,641	21,400
12/23	19,853	11,229	27,025
12/24	23,432	11,369	33,787
12/25	26,615	12,199	39,828

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Balanced Fund	8.76%	13.59%	8.80%	10.28%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 75,556,977
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 292,659
InvestmentCompanyPortfolioTurnover	9.44%
Holdings [Text Block]

Asset Weighting (% of Net Assets)

Equities	63.5%
Bonds	33.6
Cash and other net assets	2.9
Total	100.0%

Portfolio Composition of Bonds (% of Net Assets)

Mortgage Pass-Through Securities	8.4%
Collateralized Mortgage Obligations	5.9
Taxable Municipal Securities	5.3
Corporate Bonds	5.2
U.S. Treasury / Federal Agency Securities	4.3
Others	4.5
Total	33.6%

Equity Sector (% of Net Assets)

Electronic Technology	20.0%
Technology Services	17.5
Retail Trade	5.4
Health Technology	4.5
Producer Manufacturing	4.5
Finance	4.5
Consumer Services	1.9
Industrial Services	1.6
Health Services	0.8
Others	2.8
Total	63.5%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	7.6%
Alphabet, Inc.	6.6
Broadcom, Inc.	5.0
Apple, Inc.	4.9
Microsoft Corp.	4.8
Amazon.com, Inc.	3.0
Goldman Sachs Group, Inc.	1.9
Meta Platforms, Inc.	1.9
Visa, Inc.	1.3
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000009600
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	I
Trading Symbol	SDVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class I	S&P 500® Index
12/15	$10,000	$10,000
12/16	11,073	11,196
12/17	13,314	13,640
12/18	12,440	13,042
12/19	16,060	17,149
12/20	18,303	20,304
12/21	23,424	26,133
12/22	20,624	21,400
12/23	23,694	27,025
12/24	28,025	33,787
12/25	33,296	39,828

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	11.34%	18.81%	12.71%	12.78%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 229,661,215
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 814,623
InvestmentCompanyPortfolioTurnover	17.33%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$229,661,215
# of Portfolio Holdings	79
Portfolio Turnover Rate	17.33%
Investment Advisory Fees Paid	$814,623
Weighted average market cap	$947.1 Billion
Weighted average market cap	$947.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	19.7%
Finance	15.5
Technology Services	14.5
Health Technology	10.1
Producer Manufacturing	9.0
Retail Trade	5.3
Utilities	4.8
Industrial Services	3.3
Consumer Non-Durables	3.2
Others	13.9
Cash and other net assets	0.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	5.9%
Apple, Inc.	5.2
Broadcom, Inc.	4.1
NVIDIA Corp.	4.0
Alphabet, Inc.	2.7
Williams Cos., Inc.	2.1
Exxon Mobil Corp.	2.0
Amazon.com, Inc.	2.0
TE Connectivity, PLC	1.7
JPMorgan Chase & Co.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000033658
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	S
Trading Symbol	SDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class S	S&P 500® Index
12/15	$10,000	$10,000
12/16	11,049	11,196
12/17	13,245	13,640
12/18	12,347	13,042
12/19	15,907	17,149
12/20	18,081	20,304
12/21	23,083	26,133
12/22	20,268	21,400
12/23	23,232	27,025
12/24	27,393	33,787
12/25	32,464	39,828

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	11.16%	18.51%	12.42%	12.50%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 229,661,215
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 814,623
InvestmentCompanyPortfolioTurnover	17.33%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$229,661,215
# of Portfolio Holdings	79
Portfolio Turnover Rate	17.33%
Investment Advisory Fees Paid	$814,623
Weighted average market cap	$947.1 Billion
Weighted average market cap	$947.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	19.7%
Finance	15.5
Technology Services	14.5
Health Technology	10.1
Producer Manufacturing	9.0
Retail Trade	5.3
Utilities	4.8
Industrial Services	3.3
Consumer Non-Durables	3.2
Others	13.9
Cash and other net assets	0.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	5.9%
Apple, Inc.	5.2
Broadcom, Inc.	4.1
NVIDIA Corp.	4.0
Alphabet, Inc.	2.7
Williams Cos., Inc.	2.1
Exxon Mobil Corp.	2.0
Amazon.com, Inc.	2.0
TE Connectivity, PLC	1.7
JPMorgan Chase & Co.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000069003
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	I
Trading Symbol	GDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class I	MSCI World Index
12/15	$10,000	$10,000
12/16	10,496	10,751
12/17	12,569	13,159
12/18	11,358	12,013
12/19	14,391	15,337
12/20	16,693	17,776
12/21	20,632	21,654
12/22	16,910	17,726
12/23	20,819	21,942
12/24	24,319	26,039
12/25	28,376	31,532

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	8.12%	16.68%	11.19%	10.99%
MSCI World Index	10.61%	21.09%	12.15%	12.17%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 60,346,996
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 305,496
InvestmentCompanyPortfolioTurnover	3.52%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$60,346,996
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$305,496
Weighted average market cap	$1,184.6 Billion
Weighted average market cap	$1,184.6 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	25.6%
Finance	16.2
Technology Services	15.8
Producer Manufacturing	10.3
Health Technology	7.5
Consumer Services	4.3
Industrial Services	3.5
Consumer Non-Durables	3.1
Utilities	2.7
Others	9.8
Cash and other net assets	1.2
Total	100.0%

Country Allocation (% of Net Assets)

United States	65.4%
United Kingdom	10.0
Germany	5.9
Switzerland	4.5
Ireland	3.8
Spain	2.1
Australia	1.7
Singapore	1.7
Belgium	1.6
France	1.1
Others	1.0
Cash and other net assets	1.2
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	9.9%
Apple, Inc.	7.6
Microsoft Corp.	7.5
NVIDIA Corp.	5.0
Alphabet, Inc.	4.6
JPMorgan Chase & Co.	3.8
Applied Materials, Inc.	2.6
AstraZeneca, PLC, ADR	2.3
Iberdrola SA	2.1
Goldman Sachs Group, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000071096
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	S
Trading Symbol	GDGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class S	MSCI World Index
12/15	$10,000	$10,000
12/16	10,471	10,751
12/17	12,517	13,159
12/18	11,273	12,013
12/19	14,251	15,337
12/20	16,499	17,776
12/21	20,336	21,654
12/22	16,622	17,726
12/23	20,409	21,942
12/24	23,778	26,039
12/25	27,674	31,532

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	7.99%	16.39%	10.90%	10.72%
MSCI World Index	10.61%	21.09%	12.15%	12.17%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 60,346,996
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 305,496
InvestmentCompanyPortfolioTurnover	3.52%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$60,346,996
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.52%
Investment Advisory Fees Paid	$305,496
Weighted average market cap	$1,184.6 Billion
Weighted average market cap	$1,184.6 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	25.6%
Finance	16.2
Technology Services	15.8
Producer Manufacturing	10.3
Health Technology	7.5
Consumer Services	4.3
Industrial Services	3.5
Consumer Non-Durables	3.1
Utilities	2.7
Others	9.8
Cash and other net assets	1.2
Total	100.0%

Country Allocation (% of Net Assets)

United States	65.4%
United Kingdom	10.0
Germany	5.9
Switzerland	4.5
Ireland	3.8
Spain	2.1
Australia	1.7
Singapore	1.7
Belgium	1.6
France	1.1
Others	1.0
Cash and other net assets	1.2
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	9.9%
Apple, Inc.	7.6
Microsoft Corp.	7.5
NVIDIA Corp.	5.0
Alphabet, Inc.	4.6
JPMorgan Chase & Co.	3.8
Applied Materials, Inc.	2.6
AstraZeneca, PLC, ADR	2.3
Iberdrola SA	2.1
Goldman Sachs Group, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000170242
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	I
Trading Symbol	IESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class I	MSCI World Index
12/16	10,201	10,681
12/17	12,620	13,074
12/18	11,692	11,935
12/19	14,779	15,237
12/20	17,129	17,660
12/21	20,546	21,513
12/22	16,230	17,610
12/23	20,559	21,799
12/24	24,715	25,869
12/25	29,571	31,326

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	9.14%	19.65%	11.54%	12.08%
MSCI World Index	10.61%	21.09%	12.15%	12.76%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 13,937,081
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 69,001
InvestmentCompanyPortfolioTurnover	3.88%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$13,937,081
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$69,001
Weighted average market cap	$1,421.6 Billion
Weighted average market cap	$1,421.6 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	25.6%
Technology Services	18.0
Finance	11.5
Producer Manufacturing	10.2
Health Technology	7.2
Consumer Services	5.8
Consumer Non-Durables	4.0
Retail Trade	3.4
Utilities	2.8
Others	9.0
Cash and other net assets	2.5
Total	100.0%

Country Allocation (% of Net Assets)

United States	60.1%
United Kingdom	9.9
Germany	5.9
Ireland	5.5
Japan	5.2
Switzerland	2.9
Spain	2.5
Singapore	2.3
France	1.7
Belgium	1.0
Others	0.5
Cash and other net assets	2.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	12.4%
Apple, Inc.	7.0
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Broadcom, Inc.	4.8
Goldman Sachs Group, Inc.	3.8
Iberdrola SA, ADR	2.5
JPMorgan Chase & Co.	2.5
Trane Technologies, PLC	2.4
AstraZeneca, PLC, ADR	2.4

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000170243
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	S
Trading Symbol	SESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class S	MSCI World Index
12/16	10,188	10,681
12/17	12,580	13,074
12/18	11,617	11,935
12/19	14,645	15,237
12/20	16,933	17,660
12/21	20,263	21,513
12/22	15,958	17,610
12/23	20,163	21,799
12/24	24,186	25,869
12/25	28,861	31,326

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	8.98%	19.33%	11.25%	11.79%
MSCI World Index	10.61%	21.09%	12.15%	12.76%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 13,937,081
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 69,001
InvestmentCompanyPortfolioTurnover	3.88%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$13,937,081
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.88%
Investment Advisory Fees Paid	$69,001
Weighted average market cap	$1,421.6 Billion
Weighted average market cap	$1,421.6 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	25.6%
Technology Services	18.0
Finance	11.5
Producer Manufacturing	10.2
Health Technology	7.2
Consumer Services	5.8
Consumer Non-Durables	4.0
Retail Trade	3.4
Utilities	2.8
Others	9.0
Cash and other net assets	2.5
Total	100.0%

Country Allocation (% of Net Assets)

United States	60.1%
United Kingdom	9.9
Germany	5.9
Ireland	5.5
Japan	5.2
Switzerland	2.9
Spain	2.5
Singapore	2.3
France	1.7
Belgium	1.0
Others	0.5
Cash and other net assets	2.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	12.4%
Apple, Inc.	7.0
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Broadcom, Inc.	4.8
Goldman Sachs Group, Inc.	3.8
Iberdrola SA, ADR	2.5
JPMorgan Chase & Co.	2.5
Trane Technologies, PLC	2.4
AstraZeneca, PLC, ADR	2.4

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000153295
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	I
Trading Symbol	SSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
12/16	12,059	11,274	12,131
12/17	13,711	13,656	13,908
12/18	11,370	12,940	12,376
12/19	14,453	16,954	15,535
12/20	16,795	20,495	18,636
12/21	20,754	25,754	21,397
12/22	17,211	20,808	17,024
12/23	19,877	26,209	19,906
12/24	22,953	32,448	22,203
12/25	25,919	38,012	25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class I	9.39%	12.92%	9.07%	9.99%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell 2000® Index	14.86%	12.81%	6.09%	9.62%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

Material Change Date	Dec. 31, 2025
AssetsNet	$ 43,773,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 179,757
InvestmentCompanyPortfolioTurnover	11.54%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$43,773,635
# of Portfolio Holdings	92
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$179,757
Weighted average market cap	$9.5 Billion
Weighted average market cap	$9.5 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	26.9%
Producer Manufacturing	15.2
Industrial Services	12.5
Health Technology	7.5
Electronic Technology	6.9
Process Industries	4.1
Health Services	3.3
Non-Energy Minerals	3.1
Others	15.9
Cash and other net assets	4.6
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Argan, Inc.	3.9%
EMCOR Group, Inc.	2.6
Monolithic Power Systems, Inc.	2.2
TechnipFMC, PLC	2.0
Flowserve Corp.	2.0
Coherent Corp.	1.9
Evercore, Inc.	1.8
Cadence Bank	1.7
Old National Bancorp	1.7
Columbia Banking System, Inc.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000153296
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	S
Trading Symbol	SDFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
12/16	12,031	11,274	12,131
12/17	13,645	13,656	13,908
12/18	11,287	12,940	12,376
12/19	14,300	16,954	15,535
12/20	16,588	20,495	18,636
12/21	20,448	25,754	21,397
12/22	16,900	20,808	17,024
12/23	19,472	26,209	19,906
12/24	22,445	32,448	22,203
12/25	25,268	38,012	25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Small Cap Dividend Growth Fund - Class S	9.26%	12.58%	8.78%	9.71%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell 2000® Index	14.86%	12.81%	6.09%	9.62%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

Material Change Date	Dec. 31, 2025
AssetsNet	$ 43,773,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 179,757
InvestmentCompanyPortfolioTurnover	11.54%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$43,773,635
# of Portfolio Holdings	92
Portfolio Turnover Rate	11.54%
Investment Advisory Fees Paid	$179,757
Weighted average market cap	$9.5 Billion
Weighted average market cap	$9.5 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	26.9%
Producer Manufacturing	15.2
Industrial Services	12.5
Health Technology	7.5
Electronic Technology	6.9
Process Industries	4.1
Health Services	3.3
Non-Energy Minerals	3.1
Others	15.9
Cash and other net assets	4.6
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Argan, Inc.	3.9%
EMCOR Group, Inc.	2.6
Monolithic Power Systems, Inc.	2.2
TechnipFMC, PLC	2.0
Flowserve Corp.	2.0
Coherent Corp.	1.9
Evercore, Inc.	1.8
Cadence Bank	1.7
Old National Bancorp	1.7
Columbia Banking System, Inc.	1.6

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000009598
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$79	1.50%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]
	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
12/15	$10,000	$10,000	$10,000
12/16	10,356	11,274	11,132
12/17	11,982	13,656	13,599
12/18	10,699	12,940	12,334
12/19	13,820	16,954	15,847
12/20	18,785	20,495	21,335
12/21	21,835	25,754	21,939
12/22	16,256	20,808	16,157
12/23	18,992	26,209	19,171
12/24	21,551	32,448	22,077
12/25	23,584	38,012	24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	9.62%	9.43%	4.66%	8.96%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.56%	13.01%	3.18%	9.57%

The Fund continues to use the Russell 2000® Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2025
AssetsNet	$ 120,292,074
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 912,433
InvestmentCompanyPortfolioTurnover	11.51%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$120,292,074
# of Portfolio Holdings	87
Portfolio Turnover Rate	11.51%
Investment Advisory Fees Paid	$912,433
Weighted average market cap	$21.8 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	17.1%
Producer Manufacturing	15.2
Health Technology	14.1
Industrial Services	13.7
Finance	6.3
Technology Services	5.8
Retail Trade	4.5
Non-Energy Minerals	4.2
Health Services	3.5
Others	14.8
Cash and other net assets	0.8
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	5.3%
Monolithic Power Systems, Inc.	3.8
Argan, Inc.	3.8
EMCOR Group, Inc.	3.0
Ciena Corp.	2.7
Coherent Corp.	2.7
TechnipFMC, PLC	2.3
Crane Co.	2.1
PTC, Inc.	2.1
Waste Connections, Inc.	2.1

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000009595
Shareholder Report [Line Items]
Fund Name	Sit International Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Sit International Growth Fund	MSCI EAFE Index
12/15	$10,000	$10,000
12/16	9,334	10,100
12/17	11,576	12,628
12/18	9,693	10,887
12/19	12,230	13,284
12/20	14,508	14,322
12/21	16,230	15,935
12/22	12,655	13,632
12/23	15,181	16,118
12/24	16,025	16,735
12/25	19,573	21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit International Growth Fund	6.40%	22.14%	6.17%	6.95%
MSCI EAFE Index	9.86%	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 33,575,437
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 141,384
InvestmentCompanyPortfolioTurnover	3.47%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$33,575,437
# of Portfolio Holdings	74
Portfolio Turnover Rate	3.47%
Investment Advisory Fees Paid	$141,384
Weighted average market cap	$291.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	19.0%
Finance	16.7
Producer Manufacturing	15.3
Health Technology	11.0
Technology Services	5.9
Consumer Non-Durables	5.7
Consumer Services	4.6
Non-Energy Minerals	3.7
Utilities	3.5
Others	13.0
Cash and other net assets	1.6
Total	100.0%

Country Allocation (% of Net Assets)

United Kingdom	16.3%
United States	11.7
France	11.0
Germany	9.2
Japan	8.3
Switzerland	7.3
Australia	4.6
Singapore	4.3
Netherlands	3.7
Canada	3.3
Others	18.7
Cash and other net assets	1.6
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	10.6%
ASML Holding NV	3.3
Schneider Electric SE	3.3
Iberdrola SA	3.0
AstraZeneca, PLC, ADR	2.8
Safran SA	2.7
Sony Group Corp., ADR	2.7
Shell, PLC, ADR	2.7
Siemens AG	2.6
Allianz SE	2.3

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.
C000009597
Shareholder Report [Line Items]
Fund Name	Sit Developing Markets Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
12/15	$10,000	$10,000
12/16	10,359	10,858
12/17	14,836	14,587
12/18	12,648	12,160
12/19	15,148	14,036
12/20	18,653	16,260
12/21	16,999	15,514
12/22	14,079	12,043
12/23	15,111	12,891
12/24	17,170	13,543
12/25	23,373	17,684

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	19.38%	36.13%	4.61%	8.86%
MSCI Emerging Markets Index	14.85%	30.58%	1.69%	5.87%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 11,783,218
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 52,149
InvestmentCompanyPortfolioTurnover	1.79%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$11,783,218
# of Portfolio Holdings	44
Portfolio Turnover Rate	1.79%
Investment Advisory Fees Paid	$52,149
Weighted average market cap	$462.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	37.0%
Finance	19.2
Technology Services	10.8
Retail Trade	6.3
Consumer Services	6.2
Investment Companies	4.5
Producer Manufacturing	3.0
Non-Energy Minerals	3.0
Others	5.9
Cash and other net assets	4.1
Total	100.0%

Country Allocation (% of Net Assets)

China/Hong Kong	20.3%
Taiwan	18.7
South Korea	11.9
Singapore	8.7
United States	8.4
India	7.8
South Africa	6.3
Indonesia	2.4
Peru	2.1
Thailand	1.7
Others	7.6
Cash and other net assets	4.1
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Taiwan Semiconductor Co.	14.8%
Broadcom, Inc.	8.4
Samsung Electronics Co., Ltd.	6.6
Tencent Holdings, Ltd.	5.4
iShares MSCI India ETF	4.5
Naspers, Ltd.	4.0
DBS Group Holdings, Ltd.	2.9
HDFC Bank, Ltd., ADR	2.7
SK Hynix, Inc.	2.5
Singapore Technologies Engineering, Ltd.	2.5

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.